Contingencies	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Contingencies	23.CONTINGENCIES (a)Cannabis Industry Cannabis is still considered a Schedule 1 substance under the Controlled Substance Act. As such, there is an inherent risk related to the federal government’s position on cannabis; additionally, the risk exists, due to the Company’s business in cannabis, that third party service providers could suspend or withdraw services and as well as the risk that regulatory bodies could impose certain restrictions on the issuer’s ability to operate in the U.S.; however, the Company has deemed it not reasonable to estimate a potential liability related to the possible enforcement of laws against the medical cannabis industry. (b)Contingent consideration payable As part of the acquisition of Om of Medicine, LLC and Cannex’s prior acquisition of Pure Ratios, the Company is subject to contingent consideration payable to the original vendors. The fair value of the contingent consideration, which is based on specific revenue levels achieved over a 2-3 year period. As at December 31, the fair value was as follows: Om of Medicine Pure Ratios Total Balance, December 31, 2017 and 2018 $— $— $— Additions (Note 14) 3,750 1,500 5,250 Accretion 214 — 214 Balance, December 31, 2019 $3,964 $1,500 $5,464 Less: current portion (fully earned) (750) (750) Long term portion $3,964 $750 $4,714 The contingent consideration payable is measured at fair value based on unobservable inputs and is considered a Level 3 financial instrument. The determination of the fair value of these liabilities is primarily driven by the Company’s expectations of the respective subsidiaries achieving certain milestones. The expected milestones were assigned probabilities and the expected related cash flows were discounted to derive the fair value of the contingent consideration. i)OM of Medicine: The contingent consideration payable is determined as the amount in excess of gross sales of $3,400 (for fiscal 2020 and 2021) and $3,500 (2022) to a maximum payable of $6,000. At December 31, 2019, the probability of achieving all milestones to Om of Medicine’s contingent consideration payable was estimated to be 57%. If the probabilities of achieving the milestones decreased by 5%, the estimated fair value of the contingent consideration would decrease by approximately $700. ii)Pure Ratios: The contingent consideration payable of $750 in SVS of the Company is due upon gross sales exceeding $600 for three consecutive months during the year ended December 31, 2020. At December 31, 2019, the probability of achieving all milestones pertaining to Pure Ratios’ contingent consideration payable was estimated to be 100%. If the probability of achieving the milestones decreased by 5%, the estimated fair value of the contingent consideration would decrease by approximately $75. (c)Legal Matters The Company is involved in certain disputes arising in the ordinary course of business. Such disputes, taken in the aggregate, are not expected to have a material adverse effect on the Company. During 2017, the Company was in a legal dispute with two former consulting clients whom the Company performed services for since 2015. The parties agreed to arbitration, and a final decision by a Panel of the American Arbitration Association on November 27, 2018, found that one of the consulting clients is liable to the Company for approximately $5.5 million and the other consulting client is liable to the Company for approximately $3.8 million. The $3.8 million was paid in April 2019 and was recorded in other income in 2018. Due to uncertainty regarding collectability of the $5.5 million, the Company has not recognized an asset for the damages for this decision. In August 2019, the Company received a $2,500 payment that was related to certain contract disputes from consulting contracts that were executed prior to 2016, which was recorded as other income in profit or loss.